UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06660

Name of Fund: BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

            Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2018

Date of reporting period: 07/31/2017

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.8%
City of Birmingham Alabama, GO, Convertible CAB, Series A1, 0.00%, 3/01/45 (a)	$915	$956,147
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/19 (b)	650	708,845
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 4.75%, 1/01/25	2,000	2,003,080
County of Tuscaloosa Board of Education, RB, Special Tax School Warrants, 5.00%, 2/01/43	780	899,067
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University, Series A:
5.00%, 12/01/34	240	272,071
5.00%, 12/01/47	655	726,906

		5,566,116
Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	850	946,713
Arizona — 1.2%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Senior Lien, AMT, 5.00%, 7/01/32	1,000	1,122,640
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A, 5.00%, 1/01/38	345	401,231
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,075	1,160,882
5.00%, 10/01/29	925	998,075

		3,682,828
California — 17.8%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.45%, 10/01/17 (a)(b)	6,150	6,196,125
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC), 0.00%, 8/01/38 (c)	4,800	1,752,096

Municipal Bonds	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	$500	$542,375
Sutter Health, Series B, 5.88%, 8/15/31	1,000	1,134,920
California Health Facilities Financing Authority, Refunding RB:
Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	1,140	1,470,121
St. Joseph Health System, Series A, 5.00%, 7/01/37	945	1,073,057
California State University, RB, Systemwide, Series A (b):
5.50%, 5/01/19	1,000	1,079,430
(AGC), 5.25%, 5/01/19	3,000	3,225,300
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	1,290	1,434,183
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 3/01/36	365	422,436
Series A, 5.00%, 3/01/37	400	462,224
Series A-1, 5.75%, 3/01/34	700	796,446
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM), 5.00%, 8/01/18 (b)	1,800	1,874,862
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/18 (b)	2,015	2,078,090
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/21 (b)	575	673,958
El Monte Union High School District, GO, Series C (AGM), 5.25%, 6/01/18 (b)	4,000	4,148,120
Los Angeles Community College District California, GO, Election of 2001, Series A:
(AGM), 5.00%, 8/01/17 (b)	2,200	2,200,000
(NPFGC), 5.00%, 8/01/17	4,330	4,330,000
Monterey Peninsula Community College District, GO, CAB, Series C, 0.00%, 2/01/18 (b)(c)	11,975	7,044,413

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2017	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds	Par (000)	Value
California (continued)
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 8/01/43 (a)	$5,000	$4,071,800
San Diego California Community College District, GO, CAB, Election of 2006 (c):
0.00%, 8/01/31	1,855	1,022,791
0.00%, 8/01/32	2,320	1,199,881
San Diego California Unified School District, GO, Election of 2008 (c):
CAB, Series C, 0.00%, 7/01/38	1,400	644,952
CAB, Series G, 0.00%, 7/01/34	580	268,847
CAB, Series G, 0.00%, 7/01/35	615	267,962
CAB, Series G, 0.00%, 7/01/36	920	377,053
CAB, Series G, 0.00%, 7/01/37	615	237,470
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 7/01/31 (c)	1,110	707,747
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	600	675,696
5.00%, 8/01/38	490	551,216
State of California, GO, Various Purposes, 5.00%, 4/01/42	1,500	1,715,340
Yosemite Community College District, GO, CAB, Election of 2004, Series D (c):
0.00%, 8/01/36	2,000	981,820
0.00%, 8/01/37	2,790	1,314,118

		55,974,849
Colorado — 2.1%
E-470 Public Highway Authority, Refunding RB, CAB, Series B (NPFGC), 0.00%, 9/01/32 (c)	5,500	2,557,940
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	1,000	1,097,490
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	2,500	2,798,300

		6,453,730
Florida — 10.2%
City of Tallahassee Florida Energy System Revenue, RB, (NPFGC), 5.00%, 10/01/37	4,000	4,027,960

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/39	$1,420	$1,573,190
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/18 (b)	1,000	1,039,800
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	550	604,131
County of Hillsborough Florida Aviation Authority, RB, Series A, AMT (AGC), 5.38%, 10/01/33	3,250	3,389,912
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	825	942,208
5.38%, 10/01/32	1,100	1,229,921
County of Miami-Dade Florida, RB:
Jackson Health System (AGC), 5.63%, 6/01/19 (b)	900	975,879
Seaport Department, Series A, 6.00%, 10/01/38	1,780	2,145,203
Seaport Department, Series B, AMT, 6.25%, 10/01/38	360	431,683
Seaport Department, Series B, AMT, 6.00%, 10/01/42	580	678,333
Seaport, Series B, AMT, 6.00%, 10/01/30	570	675,547
County of Miami-Dade Florida Aviation, Refunding ARB, AMT:
5.00%, 10/01/34	160	180,381
Series A, 5.00%, 10/01/32	1,730	1,925,922
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 4/01/40	2,635	2,966,536
County of Miami-Dade Florida Health Facilities Authority, Refunding RB, Nicklaus Children’s Hospital Project, 5.00%, 8/01/42	535	608,027
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 8/01/41	495	539,010
5.00%, 8/01/47	1,435	1,555,296
County of Palm Beach Florida Solid Waste Authority, Refunding RB, Series B:
5.00%, 10/01/21 (b)	30	34,606
5.00%, 10/01/31	1,870	2,128,696

2	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	$250	$265,980
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.38%, 10/01/29	2,400	2,762,664
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/33	1,040	1,217,081

		31,897,966
Georgia — 0.4%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	440	518,896
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/33	120	132,642
5.00%, 4/01/44	550	600,705

		1,252,243
Illinois — 13.5%
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 1/01/34	505	558,262
City of Chicago Illinois O’Hare International Airport, ARB:
3rd Lien, Series A, 5.75%, 1/01/21 (b)	1,680	1,940,014
3rd Lien, Series A, 5.75%, 1/01/39	320	362,950
Senior Lien, Series D, 5.25%, 1/01/42	2,585	3,045,053
City of Chicago Illinois O’Hare International Airport, GARB, Senior Lien, Series D, AMT, 5.00%, 1/01/42	205	230,357
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series C, AMT, 5.38%, 1/01/39	3,235	3,636,172
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	515	556,298
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	400	450,956

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	$2,070	$2,261,641
Silver Cross Hospital & Medical Centers, Series C, 4.13%, 8/15/37	625	632,244
Silver Cross Hospital & Medical Centers, Series C, 5.00%, 8/15/44	305	326,435
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	10,865	11,021,130
Illinois State Toll Highway Authority, RB, Series B:
5.50%, 1/01/18 (b)	3,500	3,567,655
5.00%, 1/01/37	2,465	2,793,954
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project (NPFGC), 0.00%, 12/15/36 (c)	10,000	4,287,300
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 6/15/44 (c)	2,980	903,655
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	575	655,126
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 6/01/33	2,000	2,588,240
State of Illinois, GO:
5.25%, 2/01/33	735	779,791
5.50%, 7/01/33	710	759,033
5.25%, 2/01/34	735	778,078
5.50%, 7/01/38	380	403,583

		42,537,927
Indiana — 2.6%
Indiana Finance Authority Wastwater Utility, RB, Series A, CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,000	1,141,000
Indiana Health & Educational Facilities Financing Authority, Refunding RB, Ascension Senior Credit Group, 5.00%, 11/15/46	1,675	1,906,887

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2017	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/19 (b)	$390	$416,450
5.75%, 1/01/38	1,610	1,708,339
(AGC), 5.50%, 1/01/19 (b)	310	329,936
(AGC), 5.50%, 1/01/38	1,265	1,336,561
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges:
East End Crossing Project, AMT, 5.00%, 7/01/44	445	476,083
Series A, AMT, 5.00%, 7/01/40	770	823,785

		8,139,041
Iowa — 2.6%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 8/15/19 (b)	4,925	5,383,320
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	725	779,469
5.70%, 12/01/27	725	774,808
5.80%, 12/01/29	495	527,913
5.85%, 12/01/30	510	544,313

		8,009,823
Kentucky — 0.7%
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC):
5.25%, 2/01/19 (b)	1,775	1,887,677
5.25%, 2/01/29	225	238,482

		2,126,159
Louisiana — 1.6%
City of New Orleans Louisiana Aviation Board, ARB, Series B, AMT, 5.00%, 1/01/40	2,620	2,923,606
City of Shreveport Louisiana Water & Sewer Revenue, RB, Series A (AGM), 5.00%, 12/01/37	760	884,617
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,150	1,224,324

		5,032,547

Municipal Bonds	Par (000)	Value
Massachusetts — 3.9%
Commonwealth of Massachusetts, GOL, Consolidated Loan, Series D, 4.00%, 2/01/47	$535	$560,429
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 1/01/47	1,855	2,057,677
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/43	330	366,330
Massachusetts HFA, Refunding RB, AMT:
Series A, 4.45%, 12/01/42	700	720,748
Series C, 5.00%, 12/01/30	3,365	3,493,812
Series C, 5.35%, 12/01/42	655	697,188
Massachusetts Port Authority, Refunding ARB, Series B, AMT, 4.00%, 7/01/46	545	562,331
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	1,110	1,268,297
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	2,530	2,530,000

		12,256,812
Michigan — 5.6%
City of Detroit Michigan Sewage Disposal System, Refunding RB (BHAC) (b):
2nd Lien, Series E, 5.75%, 7/01/18	2,200	2,296,338
Series A, 5.50%, 7/01/18	4,500	4,686,795
City of Detroit Michigan Water Supply System Revenue, RB:
2nd Lien, Series B (AGM), 6.25%, 7/01/19 (b)	350	385,003
Senior Lien, Series A, 5.25%, 7/01/41	1,600	1,737,600
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,700	1,939,258
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 3.25%, 11/15/42	780	695,448
Trinity Health Credit Group, 5.00%, 12/01/21 (b)	15	17,400

4	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Michigan State Hospital Finance Authority, Refunding RB, Ascension Senior Credit Group, 4.00%, 11/15/47	$530	$548,285
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 9/01/39	720	800,885
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/41	600	680,724
Series II-A, 5.38%, 10/15/36	1,000	1,131,090
Series II-A (AGM), 5.25%, 10/15/36	1,900	2,139,571
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	340	379,314

		17,437,711
Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (b)	275	294,500
6.50%, 11/15/38	1,525	1,621,899

		1,916,399
Nebraska — 0.9%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	2,650	2,914,682
Nevada — 0.9%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 7/01/42	1,000	1,086,170
(AGM), 5.25%, 7/01/39	1,700	1,850,722

		2,936,892
New Jersey — 10.0%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 1/01/43	790	882,185
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.13%, 1/01/34	610	663,589
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	6,700	6,822,342
Series WW, 5.25%, 6/15/33	135	143,019
Series WW, 5.00%, 6/15/34	180	185,299
Series WW, 5.00%, 6/15/36	800	821,952

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, RB (continued):
Series WW, 5.25%, 6/15/40	$320	$338,790
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	315	347,187
5.50%, 12/01/26	225	246,911
5.75%, 12/01/28	120	131,858
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	840	886,309
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 6/15/33	1,290	1,365,285
Transportation Program, Series AA, 5.00%, 6/15/38	1,160	1,211,318
Transportation System, Series A, 5.50%, 6/15/41	4,265	4,427,070
Transportation System, Series A (NPFGC), 5.75%, 6/15/25	1,400	1,678,600
Transportation System, Series AA, 5.50%, 6/15/39	4,650	4,973,919
Transportation System, Series B, 5.00%, 6/15/42	3,680	3,774,760
Transportation System, Series D, 5.00%, 6/15/32	525	552,725
New Jersey Turnpike Authority, Refunding RB, Series B, 4.00%, 1/01/37 (d)	1,710	1,814,703

		31,267,821
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	325	368,456
New York — 7.2%
City of New York New York Municipal Water Finance Authority, Refunding RB, Second General Resolution, Fiscal 2012, Series BB, 5.25%, 6/15/44	1,250	1,421,150
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	3,035	3,228,420
City of New York New York Transitional Finance Authority, RB, Future Tax Secured Fiscal, Sub-Series E-1, 5.00%, 2/01/37	1,145	1,350,711

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2017	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds	Par (000)	Value
New York (continued)
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	$2,200	$2,566,718
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A:
5.75%, 2/15/21 (b)	365	423,265
5.75%, 2/15/47	245	281,750
Hudson Yards Infrastructure Corp., Refunding RB, 2nd Indenture, Series A, 5.00%, 2/15/39	550	645,139
Metropolitan Transportation Authority, Refunding RB, Series B, 5.00%, 11/15/37	1,230	1,441,142
New York State Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 2/15/37	1,900	2,242,551
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 1/01/50	5,600	6,142,080
State of New York HFA, RB, Affordable Housing, M/F Housing, Series B, AMT, 5.30%, 11/01/37	2,835	2,845,461

		22,588,387
Ohio — 0.7%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	460	543,407
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	610	717,299
5.25%, 2/15/33	850	996,583

		2,257,289
Oregon — 0.5%
Counties of Washington & Multnomah Oregon School District No. 48J Beaverton, GO, Convertible CAB, Series D, 0.00%, 6/15/36 (a)	735	830,917
County of Clackamas Oregon Community College District, GO, Convertible Deferred Interest Bonds, Series A, 0.00%, 6/15/40 (a)	390	401,564

Municipal Bonds	Par (000)	Value
Oregon (continued)
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 6/15/38 (c)	$875	$375,183

		1,607,664
Pennsylvania — 7.1%
Commonwealth Financing Authority, RB, Series B, 5.00%, 6/01/42	2,110	2,311,400
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Bridge Finco LP:
5.00%, 12/31/38	1,155	1,290,435
AMT, 5.00%, 12/31/34	2,220	2,503,938
AMT, 5.00%, 6/30/42	3,300	3,665,574
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 9/01/50	3,175	3,557,873
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	550	619,977
Series A-1, 5.00%, 12/01/41	730	822,002
Series B, 5.00%, 12/01/40	285	322,475
Series C, 5.50%, 12/01/33	490	574,652
Sub-Series B-1, 5.00%, 6/01/42	1,260	1,416,038
Subordinate, Special Motor License Fund, 6.00%, 12/01/20 (b)	500	580,885
Subordinate, Special Motor License Fund, 5.50%, 12/01/41	2,245	2,485,529
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	680	764,687
Philadelphia School District, GO, Series E (b):
6.00%, 9/01/18	15	15,814
6.00%, 9/01/18	1,285	1,354,711

		22,285,990
Rhode Island — 1.1%
Rhode Island Commerce Corp., RB, Airport Corp., Series D, 5.00%, 7/01/41	190	214,143
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	945	951,152

6	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds	Par (000)	Value
Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB, Series B (continued):
5.00%, 6/01/50	$2,340	$2,402,385

		3,567,680
South Carolina — 5.5%
County of Charleston South Carolina Airport District, ARB, Series A, AMT, 5.50%, 7/01/41	1,360	1,532,040
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	100	116,629
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/19 (b)	3,420	3,730,331
State of South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	2,040	2,293,939
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	3,935	4,452,137
Series E, 5.50%, 12/01/53	2,820	3,181,806
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	1,840	2,008,581

		17,315,463
Texas — 16.5%
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 2/01/38	500	570,760
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (c)	1,850	845,376
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	750	852,203
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series D, 5.00%, 11/01/38	1,800	2,016,162
Series D, 5.00%, 11/01/42	1,140	1,269,037
Series H, 5.00%, 11/01/32	2,715	3,050,493
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	865	1,017,136

Municipal Bonds	Par (000)	Value
Texas (continued)
Grand Parkway Transportation Corp., RB, Convertible CAB, Series B, 0.00%, 10/01/46 (a)	$1,855	$1,680,815
Leander ISD, GO, Refunding, CAB, Series D, 0.00%, 8/15/38 (c)	3,020	1,242,428
Lone Star College System, GO, 5.00%, 8/15/18 (b)	3,000	3,127,620
North Texas Tollway Authority, RB, Convertible CAB, Series C, 0.00%, 9/01/45 (a)	10,000	11,705,400
North Texas Tollway Authority, Refunding RB:
1st Tier System (NPFGC), 5.75%, 1/01/18 (b)	1,350	1,377,391
1st Tier System (NPFGC), 5.75%, 1/01/40	435	442,917
1st Tier System, Series A, 6.00%, 1/01/19 (b)	1,965	2,103,709
1st Tier System, Series A, 6.00%, 1/01/28	450	481,370
1st Tier System, Series S (NPFGC), 5.75%, 1/01/18 (b)	1,815	1,851,826
1st Tier, Series K-1 (AGC), 5.75%, 1/01/19 (b)	3,400	3,628,072
Series B, 5.00%, 1/01/40	530	592,169
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing & Expansion Project, CAB (c):
0.00%, 9/15/35	1,150	508,956
0.00%, 9/15/36	3,875	1,614,945
0.00%, 9/15/37	17,775	6,970,111
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	1,030	1,136,852
5.00%, 12/15/32	1,765	1,938,888
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group, 5.00%, 12/31/45	1,135	1,243,767
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	605	675,579

		51,943,982
Utah — 2.0%
County of Utah Utah, RB, IHC Health Services, Inc., Series B, 4.00%, 5/15/47	4,960	5,105,377

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2017	7

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds	Par (000)	Value
Utah (continued)
Salt Lake City Corp. Airport Revenue, RB, Series A, AMT, 5.00%, 7/01/42	$1,095	$1,259,316

		6,364,693
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health:
5.50%, 5/15/19 (b)	105	113,448
5.50%, 5/15/35	195	209,036

		322,484
Washington — 2.1%
Port of Seattle Washington, RB, Series C, AMT:
Intermediate Lien, 5.00%, 5/01/42 (d)	635	728,428
5.00%, 4/01/40	900	1,005,417
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	3,000	3,325,980
Providence Health & Services, Series A, 5.00%, 10/01/39	1,000	1,066,470
Providence Health & Services, Series A, 5.25%, 10/01/39	550	591,420

		6,717,715
Wisconsin — 0.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,200	1,294,440
Total Municipal Bonds — 120.0%		376,984,502

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Arizona — 0.3%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/19 (b)	1,000	1,076,540
California — 1.7%
County of San Diego California Water Authority Financing Corp., COP, Refunding, Series A (AGM) (b):
5.00%, 5/01/18	503	518,416

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
California (continued)
County of San Diego California Water Authority Financing Corp., COP, Refunding, Series A (AGM) (b) (continued):
5.00%, 5/01/18	$2,527	$2,606,454
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (b)	1,699	1,870,826
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/19 (b)	359	389,718

		5,385,414
Colorado — 1.2%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A:
5.50%, 7/01/34 (f)	780	810,323
5.00%, 2/01/41	3,000	3,094,110

		3,904,433
Connecticut — 0.5%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,231	1,400,743
District of Columbia — 1.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (f)	854	939,100
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (b)(f)	1,579	1,672,072
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	2,190	2,503,980

		5,115,152
Florida — 7.6%
City of Miami Beach Florida, RB, 5.00%, 9/01/45	2,740	3,126,477
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	1,540	1,742,972
County of Miami-Dade Florida Expressway Authority, Refunding RB, Series A (AGC), 5.00%, 7/01/35	2,100	2,306,766
County of Miami-Dade Florida Water & Sewer System, (AGC), 5.00%, 10/01/39	6,901	7,606,120

8	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Florida (continued)
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/19 (b)	$3,394	$3,697,418
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	4,200	5,362,350

		23,842,103
Illinois — 6.4%
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	2,548	2,645,811
Regional Transportation Authority, RB, 6.50%, 7/01/26	10,000	13,152,973
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/19 (b)(f)	1,130	1,218,777
State of Illinois Toll Highway Authority, RB:
Senior, Series B, 5.00%, 1/01/40	930	1,049,334
Series A, 5.00%, 1/01/38	1,858	2,081,612

		20,148,507
Maryland — 0.9%
City of Baltimore Maryland Water Utility Fund, RB, Sub-Water Projects, Series A, 5.00%, 7/01/41	2,478	2,886,329
Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 3/01/46	1,321	1,513,538
Michigan — 2.6%
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	1,750	1,962,303
Michigan Finance Authority, Refunding RB, Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	4,675	5,274,989
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	760	853,921

		8,091,213
Nevada — 2.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/19 (b)(f)	3,298	3,572,094
County of Clark Nevada Water Reclamation District, GO, Limited Tax, Series B, 5.75%, 7/01/19 (b)	1,574	1,717,310

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Nevada (continued)
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 6/01/46	$3,080	$3,554,782

		8,844,186
New Jersey — 0.8%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 5/01/51	720	836,007
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	1,580	1,641,301

		2,477,308
New York — 6.8%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18 (b)	241	252,021
5.75%, 6/15/40	808	842,872
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	4,920	5,619,957
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution:
Fiscal 2014, Series DD, 5.00%, 6/15/35	1,470	1,723,987
Series FF, 5.00%, 6/15/39	2,595	3,025,666
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	3,080	3,638,835
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,340	1,560,065
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 198th Series, 5.25%, 11/15/56	2,001	2,352,195
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/19 (b)	996	1,072,728

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2017	9

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (continued)
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (f)	$1,200	$1,266,228

		21,354,554
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	500	529,815
Pennsylvania — 0.3%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 8/15/42	800	908,632
South Carolina — 0.4%
South Carolina Public Service Authority, Refunding RB, Series A (b):
5.50%, 1/01/19 (f)	89	95,389
5.50%, 1/01/19	1,037	1,102,967

		1,198,356
Texas — 3.2%
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	4,000	4,336,600
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 2/15/41	3,080	3,559,217
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37 (f)	1,996	2,239,631

		10,135,448
Washington — 1.0%
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	2,565	3,102,188

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 4/01/42	$1,920	$2,089,978
Series C, 5.25%, 4/01/19 (b)(f)	3,250	3,478,957

		5,568,935
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 40.6%		127,483,394
Total Long-Term Investments (Cost — $467,875,229) — 160.6%		504,467,896

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.64% (g)(h)	1,194,739	1,195,217
Total Short-Term Securities (Cost — $1,195,077) — 0.4%		1,195,217
Total Investments (Cost — $469,070,306*) — 161.0%		505,663,113
Liabilities in Excess of Other Assets — (1.5)%		(4,817,957)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.4)%		(70,271,613)
VMTP Shares, at Liquidation Value — (37.1)%		(116,500,000)

Net Assets Applicable to Common Shares — 100.0%		$314,073,543

* As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:
Tax cost		$400,119,589

Gross unrealized appreciation		$36,899,430
Gross unrealized depreciation		(1,496,159)

Net unrealized appreciation		$35,403,271

Notes to Schedule of Investments

(a)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	When-issued security.

10	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 7, 2018 to November 1, 2019, is $9,813,877.

(g)	Current yield as of period end.

(h)	During the period ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2017	Net Activity	Shares Held at July 31, 2017	Value at July 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	4,846,895	(3,652,156)	1,194,739	$1,195,217	$6,470	$1,054	$170

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	(14)	September 2017	$1,654	$(87)
10-Year U.S. Treasury Note	(76)	September 2017	$9,568	4,797
Long U.S. Treasury Bond	(64)	September 2017	$9,790	(8,378)
Ultra U.S. Treasury Bond	(15)	September 2017	$2,468	(12,847)
Total				$(16,515)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2017	11

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments[and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$504,467,896	—	$504,467,896
Short-Term Securities	$1,195,217	—	—	1,195,217

Total	$1,195,217	$504,467,896	—	$505,663,113

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$4,797	—	—	$4,797
Liabilities:
Interest rate contracts	(21,312)	—	—	(21,312)

Total	$(16,515)	—	—	$(16,515)

[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

12	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2017

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(70,140,253)	—	$(70,140,253)
VMTP Shares at Liquidation Value	—	(116,500,000)	—	(116,500,000)

Total	—	$(186,640,253)	—	$(186,640,253)

During the period ended July 31, 2017, there were no transfers between levels.

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2017	13

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Quality Fund II, Inc.

Date: September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Quality Fund II, Inc.

Date: September 25, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniYield Quality Fund II, Inc.

Date: September 25, 2017